Valuation and qualifying accounts (Notes)	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts

								$ million
				2018		2017		2016
	Not credit-impaired	Credit impaired	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January – IAS 39	—	335	335	314	392	335	447	435
Adjustment on adoption of IFRS 9	115	—	115	(85)	—	—	—	—
At 1 January – IFRS 9	115	335	450	229	392	335	447	435
Charged to costs and expenses	(26)	56	30	10	68	47	120	55
Charged to other accounts[a]	—	(12)	(12)	(1)	13	3	(7)	(2)
Deductions	—	(52)	(52)	(3)	(138)	(71)	(168)	(153)
At 31 December	89	327	416	235	335	314	392	335
[a] Principally exchange adjustments.
Valuation and qualifying accounts relating to trade and other receivables comprise expected credit loss allowances in 2018 and impairment provisions recognized on an incurred loss basis in comparative periods. The adjustment on adoption of IFRS 9 relates to the additional loss allowance required by the new standard's expected credit loss model. There were no significant changes to the gross carrying amounts of trade and other receivables during the year that affected the estimation of the loss allowance at 31 December 2018.
Valuation and qualifying accounts relating to fixed asset investments comprise impairment provisions for investments in equity-accounted entities in 2018. This includes expected credit loss allowances of $44 million (1 January 2018 $43 million) relating to loans that form part of the net investment in equity-accounted entities. The adjustment on adoption of IFRS 9 primarily relates to amounts provided against investments in equity instruments that were held at cost less impairment losses under IAS 39 but that are classified as measured at fair value through profit or loss under IFRS 9.
In addition to the amounts presented above, expected loss allowances on cash and cash equivalents classified as measured at amortized cost totalled $11 million (1 January 2018 $11 million). For further information on the group's credit risk management policies and how the group recognizes and measures expected losses see Note 29.
Valuation and qualifying accounts are deducted in the balance sheet from the assets to which they apply.
For further information on the adjustments on adoption of IFRS 9 see Note 1.